Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 27, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Kallo Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		291,347,036
Entity Public Float		$ 1,455,903
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement as a result of comments received from the Securities and Exchange Commission.
Entity Central Index Key	0001389034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 318,445	$ 15,821
Other receivables	87,196	37,571
Prepaid expenses	132,817	78,768
Total Current Assets	538,458	132,160
Copyrights (Note 8)	865,000	865,000
Equipment, net (Note 6)	77,541	166,110
TOTAL ASSETS	1,480,999	1,163,270
Current Liabilities:
Accrued liabilities	993,277	1,253,283
Accrued officers’ salaries	55,000	175,000
Acquisition cost payable (Note 8)	525	56,502
Current portion of obligations under capital leases (Note 7)	108,268	94,377
Loans payable (Note 9)	109,044
Convertible promissory notes (Note 10)	200,767
Short term loans payable (Note 11)	65,283
Deferred revenue	24,990
Total Current Liabilities	1,557,154	1,579,162
Obligations Under Capital Leases (Note 7)		83,179
Deposit for shares to be issued (Note 3)		394,474
TOTAL LIABILITIES	1,557,154	2,056,815
Stockholders’ Deficiency (Note 3)
Common stock, $0.00001 par value, 500,000,000 (2011 – 500,000,000) shares authorized, 291,347,036 and 113,072,632 shares issued and outstanding at December 31, 2012 and 2011, respectively.	2,913	1,131
Additional paid-in capital	17,286,695	9,467,296
Deficit accumulated during the development stage	(17,365,763)	(10,361,972)
Total Stockholders’ Deficiency	(76,155)	(893,545)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIENCY	$ 1,480,999	$ 1,163,270

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, authorized	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, issued	291,347,036	113,072,632
Common stock, outstanding	291,347,036	113,072,632

Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue			$ 15,887
Cost of Revenue			12,840
Gross Profit			3,047
General and administration	6,265,546	4,555,257	15,089,288
Selling and marketing	419,702	426,017	938,559
Software development costs		162,815	824,292
Foreign exchange loss	14,376	(32,446)	(10,308)
Depreciation	88,569	85,296	195,880
Interest and financing costs	64,831	140,761	209,301
Change in fair value on convertible promissory notes	150,767		150,767
Loss on disposal of equipment			6,530
	7,003,791	5,337,700	17,404,309
Net Loss and comprehensive loss	$ (7,003,791)	$ (5,337,700)	$ (17,401,262)
Loss per share - Basic and diluted net (in Dollars per share)	$ (0.04)	$ (0.087)
Weighted average number of shares outstanding - Basic and diluted (in Shares)	176,907,227	61,446,207

Consolidated Statements of Changes in Stockholders' Deficiency (USD $)	12 Months Ended		73 Months Ended	1 Months Ended	12 Months Ended					24 Months Ended	1 Months Ended	12 Months Ended					24 Months Ended		1 Months Ended	12 Months Ended						24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Dec. 31, 2007 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2006 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2012 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2011 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2010 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2009 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2008 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2007 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2011 Accumulated Deficit during Development Stage [Member]
Balance	$ (893,545)	$ 481,027			$ 1,131	$ 392	$ 229	$ 167	$ 150	$ 150		$ 9,467,296	$ 4,900,133	$ 960,246	$ 172,508	$ (100)	$ 960,246	$ 172,508		$ (10,361,972)	$ (4,419,498)	$ (757,246)	$ (316,872)	$ (251,102)	$ (18,500)	$ (757,246)
Balance, shares (in Shares)	291,347,036	113,072,632	291,347,036	5,000,000	291,347,036	113,072,632	39,085,166	22,871,502	5,573,834	16,721,502
Shares issued for Rophe Acquisition			765,300					60							765,240
Shares issued for Rophe Acquisition (in Shares)								6,000,000
Issuance of common shares	2,629,497	718,694		150	526	136	12	2	17		(100)	2,628,971	718,558	170,038	14,998	172,608
Issuance of common shares, shares (in Shares)				5,000,000	52,589,910	13,604,132	1,133,664	150,000	573,834
Issuance of common share warrants																		117,620
Shares issued of officers, directors, employees and others	4,746,416	3,125,000	11,265,331		117,834,494	58,500,000	13,500,000					4,745,238	3,124,415	3,374,865	7,500
Shares issued of officers, directors, employees and others, shares	4,746,416	3,125,000	11,265,331		117,834,494	58,500,000	13,500,000					4,745,238	3,124,415	3,374,865	7,500
Shares issued for repayment of consulting fees	350,000	70,000			50	10						349,950	69,990
Shares issued for repayment of consulting fees, shares (in Shares)		70,000			5,000,000	1,000,000
Settlement of accounts payable by common shares	35,427	49,434	84,861		3	8						35,424	49,426
Settlement of accounts payable by common shares, shares (in Shares)	5,000,000	4,000,000			350,000	883,334
Settlement of compensation to past officer	60,000				500,000							59,995
Settlement of compensation to past officer	60,000				500,000							59,995
Commitment shares held in trust by Kodiak (Note 3)	100,000		100,000		20							99,980
Commitment shares held in trust by Kodiak (Note 3)	2,000,000				2,000,000
Receivable on stock subscription	(100,159)		(100,159)									(100,159)
Three-for-one stock split										11,147,668
Net loss	(7,003,791)	(5,337,700)	(17,401,262)																(18,500)	(7,003,791)	(5,337,700)	(3,662,252)	(440,374)	(65,770)	(232,602)
Correction of error (Note 15)																	604,774									(604,774)
Balance	$ (76,155)	$ (893,545)	$ (76,155)	$ 150	$ 2,913	$ 1,131	$ 392	$ 229	$ 167	$ 167	$ (100)	$ (17,286,695)	$ 9,467,296	$ 4,900,133	$ 960,246	$ 172,508	$ 9,467,296	$ 4,900,133	$ (18,500)	$ (17,365,763)	$ (10,361,972)	$ (4,419,498)	$ (757,246)	$ (316,872)	$ (251,102)	$ (10,361,972)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,003,791)	$ (5,337,700)	$ (17,401,262)
Depreciation	88,569	85,296	195,880
Stock-based compensation	4,746,416	3,125,000	11,265,331
Write-off of deferred financing costs		66,064	66,064
Extinguishment loss on revision of terms of loan conversion into shares		37,404	37,404
Loss on disposal of equipment			6,530
Non-cash interest accrued	5,390	3,336	8,726
Non-cash derivative loss	203,868		203,868
Change in fair value on convertible promissory notes	(53,101)		(53,101)
Non-cash expenses	415,181	13,233	428,414
Changes in operating assets and liabilities:
Increase in other receivables	(49,625)	(37,571)	(87,196)
Increase in prepaid expenses	(54,049)	(13,101)	(76,050)
Increase in accrued liabilities	(232,220)	1,080,656	1,625,140
Increase in deferred revenue	24,990		24,990
NET CASH USED IN OPERATING ACTIVITIES	(1,925,257)	(983,233)	(3,755,262)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in Rophe acquisition			300
Purchase of equipment			(14,418)
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES			(14,118)
CASH FLOWS FROM FINANCING ACTIVITIES:
Stockholder advances (repayments)			41,957
Proceeds from issuance of common stock	2,235,004	654,574	3,751,744
Proceeds for shares to be issued		394,474	394,474
Deferred financing costs			(26,064)
Repayment of obligations under capital leases	(69,288)	(109,163)	(178,451)
Proceeds from convertible promissory notes	50,000		50,000
Proceeds from loans payable	12,165		54,165
CASH PROVIDED BY FINANCING ACTIVITIES	2,227,881	939,885	4,087,825
NET (DECREASE) INCREASE IN CASH	302,624	(43,348)	318,445
CASH
Beginning of period	15,821	59,169
End of period	318,445	15,821	318,445
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	45,150	51,957
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable as partial consideration for Rophe acquisition			100,000
Common stock issued as partial consideration for Rophe acquisition			765,300
Acquisition of equipment under capital lease obligations		40,747	265,706
Conversion of loans payable into common shares		42,000	680,207
Settlement of accounts payable by common shares	35,427	49,434	84,861
Commitment shares held in trust by Kodiak	$ 100,000		$ 100,000

NOTE 1 - ORGANIZATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2012
Organizationand Going Concern
NOTE 1 - ORGANIZATION AND GOING CONCERN

Organization

Kallo Inc. (the “Company” or “Kallo”), formerly Diamond Technologies, Inc., a development stage company, was incorporated in Nevada on December 12, 2006. The Company originally offered media, inks, printing, and graphic design services to the large format digital printing industry. The Company’s fiscal year ends on December 31st. On December 31, 2009, Kallo entered into an agreement with Rophe Medical Technologies Inc. and its shareholders (collectively “Rophe”) wherein Kallo acquired all of the issued and outstanding shares of common stock of Rophe. As a result of the Rophe transaction, Kallo changed its business focus from selling printing equipment to manufacturing and developing software designed to taking medical information from many sources, and then depositing it into a single source as an electronic medical record for each patient.

On January 14, 2011, Kallo Inc. was incorporated in Nevada and merged into Diamond Technologies Inc., at which point the Company changed its name to Kallo Inc.

On December 10, 2010, the Company entered into a North American Authorized Agency Agreement (the “Agreement”) with Advanced Software Technologies, Inc., located in the Grand Cayman Islands (“AST”). Under the Agreement, the Company was appointed sales agent for AST and will be paid fees by AST for selling AST products. The Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market. The AST technology is being incorporated into the Company’s medical information software currently in development. Delays in announcing EMR specifications 5.0 by Ontario and Canadian regulatory bodies has caused a delay in the marketing plans for launching AST products in the Canadian market despite our EMR having been announced as the official EMR of the paediatric section – Ontario Medical Association.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The amounts of assets and liabilities in the consolidated financial statements do not purport to represent realizable or settlement values. The Company has incurred operating losses since inception and has an accumulated deficit of $17,401,262 at December 31, 2012. The Company will continue to incur losses as it develops its products and marketing channels during 2013.

The Company has met its historical working capital requirements from the sale of common shares and loans from an officer/stockholder. In order to not burden the Company, the officer/stockholder has agreed to provide funding to the Company to pay its annual audit fees, filing costs and legal fees as long as the board of directors deems it necessary. However, there can be no assurance that such financial support shall be ongoing or available on terms or conditions acceptable to the Company. This raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. After the year end, the Company raised $230,000. (Note 14)

NOTE 2 - ACCOUNTING POLICIES AND OPERATIONS	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
NOTE 2 - ACCOUNTING POLICIES AND OPERATIONS

Basis of Presentation

The consolidated financial statements were prepared using accounting principles generally accepted in the United States of America (“US GAAP”) as applicable to a development stage enterprise under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915-205.

Basis of Consolidation

The consolidated financial statements include the accounts of Kallo and its wholly-owned subsidiary, Rophe Medical Technologies Inc. Significant inter-company transactions and balances have been eliminated on consolidation.

Loss Per Share

The Company computes basic net loss per share in accordance with ASC 260, Earnings Per Share, by dividing the net loss for the period by the weighted average number of common shares outstanding during the year. Diluted loss per share is computed by dividing the net loss for the year by the weighted average number of common and potentially dilutive common shares outstanding during the year, adjusted by any effects of warrants and options outstanding, if dilutive, that may add to the number of common shares during the year.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key estimates include the fair value of common stock issued for services received by the Company, valuation of financial instruments, impairment of long term intangible assets and equipment, measurement of non-monetary transactions and provision for penalties and interest on estimated payroll tax liabilities.

Equipment

Equipment comprises computer equipment and is stated at cost less accumulated depreciation. The cost of computer equipment is depreciated using the straight-line method over the estimated useful life of the related assets of 3 years.

Software Development Costs

Software development costs are accounted for in accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed. Software development costs incurred internally in creating computer software products are expensed until technological feasibility has been established upon completion of a detailed program design.  Based on the Company’s product development process, technological feasibility is established upon completion of a working model. The determination of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors including anticipated future gross product revenues, estimated economic life and changes in hardware and software technology.

Thereafter, all software development costs incurred through the software’s general release date are capitalized and subsequently reported at the lower of amortized cost or net realizable value. Capitalized costs are amortized based on current and expected future revenue for each software solution with minimum annual amortization equal to the straight-line amortization over the estimated economic life of the solution. No costs have been capitalized to date as the Company has not completed a working model as of yet.

Intangible Assets - Copyrights

Copyrights are stated at cost. According to the Canadian Intellectual Property laws in Canada, the life of a copyright is the author’s life, the remainder of the calendar year in which the author dies, and a period of 50 years following the end of that calendar year.  As a result, the useful life of the copyrights are determined to be indefinite are not amortized but subject to testing for impairment. The Company reviews the value of the copyrights on an annual basis to determine if the value has been impaired. Based on its evaluations, there was no impairment of copyrights as at December 31, 2012 and 2011.

Impairment of Long-lived Assets

Long-lived assets comprise of equipment and copyrights. The Company accounts for impairment of long-lived assets in accordance with the guidance established in ASC 360, Accounting for the Impairment or Disposal of Long-Lived Assets, which requires the Company to evaluate a long-lived asset for recoverability when there is event or circumstance that indicates the carrying value of the asset may not be recoverable. The Company follows the guidance of ASU 2012-02 and first assesses qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. An impairment loss is recognized when the carrying amount of a long-lived asset or asset group is not recoverable (when carrying amount exceeds the gross, undiscounted cash flows from use and disposition) and is measured as the excess of the carrying amount over the asset’s (or asset group’s) fair value. Management evaluated whether there are any adverse qualitative factors in respect to copyrights and equipment indicating that they might be impaired. Since there were indicators of impairment, Management reviewed its long-lived intangible assets and has determined that no impairment exists that relate to these assets through December 31, 2012.

Research and Development

The Company accounts for research and development costs in accordance with ASC 730-10, Research and Development. Accordingly, all research and development costs are charged to expense as incurred as software development costs.

Income Taxes

The Company accounts for income taxes under FASB ASC 740, Income Taxes. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.

The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of FASB ASC 740.

Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in Canadian dollars which are accounted for under ASC 830, Foreign Currency Matters. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the Statements of Operations. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Fair Value of Financial Instruments

The Company used a three-level hierarchy that prioritizes the inputs used in valuation techniques for determining fair value of investments and liabilities. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the company has the ability to access at the measurement date (examples include active exchange-traded equity securities, listed derivatives and most United States Government and agency securities).

Level 2 – Financial assets and liabilities whose values are based on quoted prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets. Level 2 inputs include the following:

•	Quoted prices for identical or similar assets or liabilities in non-active markets (examples include corporate and municipal bonds which trade infrequently);

•	Inputs other than quoted prices that are observable for substantially the full term of the asset or liability (examples include interest rate and currency swaps); and

•	Inputs that are derived principally from or corroborated by observable market data for substantially the full term of the asset or liability (examples include certain securities and derivatives).

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. The Company uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 and Level 2 assets or liabilities.

The fair value of cash, other receivables and accrued liabilities approximate their carrying amounts due to their short term nature. Cash is classified as Level 2 and other receivables and accrued liabilities classified as Level 3.

Stock-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Stock Compensation. Under the provisions of ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense for services rendered and over the employee’s requisite service period (generally the vesting period of the equity grant).

Contingencies

The Company accrues estimates for resolution of any legal and other contingencies when losses are probable and estimable, in accordance with ASC 450, Contingencies. See Note 13.

Deferred Financing Costs

Deferred financing costs are capitalized and amortized, utilizing the effective interest method, as a component of interest expense over the terms of the respective financing arrangements. These deferred costs are included in other assets, net in our accompanying Consolidated Balance Sheets.

Stock Issued in Exchange for Services

The valuation of the Company’s common stock issued in exchange for services is valued at an estimated fair market value as determined by Management of the Company based upon trading prices of the Company’s common stock on the dates of the stock transactions. The corresponding expense of the services rendered is recognized over the period that the services are performed.

Common Stock Purchase Warrants

The Company accounts for common stock purchase warrants at fair value in accordance with ASC 815-40 “DERIVATIVES AND HEDGING.” The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, “COMPENSATION - STOCK COMPENSATION.” Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

Convertible promissory note

Convertible promissory note is accounted for under FASB Codification ASC 815-15-25-4 (formerly SFAS 155). In accordance with the standard, the Company performs a fair value re-measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. The fair value has been defined as the common stock equivalent value, enhanced by the fair value of the default put plus the present value of the coupon. See Note 10.

Non-monetary transactions

The Company applies ASC 845, “Accounting for Non-Monetary Transactions”, to account for services received through non-cash transactions based on the fair values of the services involved, where such values can be determined. If fair value of the services received cannot be determined, then the fair value of the shares given as consideration is used.

Advertising costs

The Company expenses advertising costs as incurred. The total costs the Company recognized related to advertising were approximately $251,844 and $396,858, during the years ended December 31, 2012 and 2011, respectively.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards (“IFRS”). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. We adopted the amendments on January 1, 2012 on a prospective basis. The adoption of ASU No. 2011-04 had no material effect on our financial statements.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The ASU removes the presentation options in Accounting Standard Codification Topic 220 and requires entities to report components of comprehensive income in either 1) a continuous statement of comprehensive income or 2) two separate but consecutive statements. In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-12, “Comprehensive Income” which effectively defers the changes in ASU No. 2011-05, “Presentation of Comprehensive Income” that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income to the first quarter of 2012 for the Company. We adopted the amendments on January 1, 2012 and presented a single continuous statement of comprehensive loss.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. The provisions of ASU No. 2011-08 permits an entity an option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further impairment testing is required. The provisions of ASU No. 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted provided that the entity has not yet performed its annual impairment test for goodwill. We adopted the new provisions of ASU No. 2011-08 for the year ended December 31, 2012. The adoption of ASU No. 2011-08 had no material effect on our financial statements.

In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment”, which provides companies with the option to first assess qualitative factors in determining whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that an indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying value. Previously, companies were required to perform the quantitative impairment test at least annually. The new accounting guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company has early adopted this standard.

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”. The guidance in this update requires the Company to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The Company’s adoption of the new standard is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under US GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company is currently evaluating the impact of adopting this guidance.

In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements. The ASU clarifies the Codification or corrects unintended application of guidance and includes amendments identifying when the use of fair value should be linked to the definition of fair value in Topic 820, Fair Value Measurement. This ASU 2012-04 results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. The ASU is effective for fiscal periods beginning after December 15, 2012. The Company plans to adopt this guidance beginning January 1, 2013.

In March 2013, FASB issued ASU No. ASU 2013-05, Foreign Currency Matters (Topic 830) Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. The amendments in ASU 2013-05 provide guidance on releasing Cumulative Translation Adjustments when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, these amendments provide guidance on the release of cta in partial sales of equity method investments and in step acquisitions. The amendments are effective on a prospective basis for fiscal years and interim reporting periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Company plans to adopt this guidance beginning January 1, 2014.

NOTE 3 - STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3 – COMMON STOCK

Common Stock

2006 and 2007

On December 12, 2006, the Company issued 5,000,000 (15,000,000 shares post stock split) shares of common stock, par value $0.00001 per share, to its initial stockholders in exchange for $50 in cash. In 2007, the Company issued 490,501 (1,471,502 shares post stock split) shares of common stock at $0.083333 per share for total proceeds of $122,625 and 83,333 (250,000 shares post stock split) shares of common stock at $0.20 per share for total proceeds of $50,000.

In December 2009, the Company issued 6,000,000 of the Company’s common shares valued at $765,300 as part of the consideration paid to acquire the outstanding shares of Rophe Medical Technologies Inc. (See Note 8).

On December 30, 2009, the Company issued 150,000 shares of its common stock at $0.10 per share to its president for proceeds of $15,000. Because the sale price was below the quoted stock price of $0.15 per share at the time, the Company considered $7,500 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in-capital.

2010

During the year ended December 31, 2010, the Company issued 1,133,664 shares of its common stock at $0.15 per share for cash proceeds of $170,050.

On October 25, 2010, the Company issued 1,580,000 units at a price of $0.25 each for total proceeds of $395,000. Each unit consisted of one share of common stock and 1 stock purchase warrant exercisable on or before December 31, 2011 at the option of the holder, into one share of common stock at an exercise price of $0.50 per share.

During the year ended December 31, 2010, 13,500,000 shares were issued to directors and officers of the Company for a total amount of $3,375,000, of which $1,350 was contributed as cash by the directors and officers and $3,373,650 was granted to them as stock based compensation.

2011

On January 14, 2011, the Company issued 4,000,000 shares of its common stock at $0.0001 per share to its CEO for proceeds of $400. Because the sale price was below the quoted stock price of $0.10 per share at the time, the Company considered $399,600 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in-capital.

On September 22, 2011, the Company issued 54,500,000 shares of its common stock at $0.0001 per share for proceeds of $5,450, including 38,500,000 shares to its officers. Because the sale price was below the quoted stock price of $0.05 per share at the time, the Company considered $2,719,550 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in- capital.

During the year ended December 31, 2011, the Company issued 883,334 shares of its common stock to creditors in consideration of satisfaction of $49,434 in outstanding payables.

On October 24, 2011, the Company issued 1,000,000 shares of its common stock valued at $70,000 to a consultant for the provision of services relating to the marketing of the Company’s business and products to the public.

During the year ended December 31, 2011, the Company issued 13,604,132 shares of its common stock for cash proceeds of $718,694, which included the conversion of loans payable of $25,000 and $17,000 into common stock of the Company during the year ended December 31, 2011.

2012

During the year ended December 31, 2012, the Company’s issued 52,589,910 shares of its common stock in consideration of $2,629,497, of which $394,474 was received as at December 31, 2011.

During the quarter ended March 31, 2012, the Company issued 5,000,000 shares of its common stock valued at $350,000 to consultants for the provision of various services to the Company.

On June 1, 2012, the Company issued 500,000 restricted shares of its common stock to a past officer as compensation of $60,000 for past services rendered.

On July 20, 2012, the Company issued 350,000 restricted shares of common stock to a creditor in consideration of satisfaction for services rendered for a fair value of $35,427.

During the year ended December 31, 2012, the Company issued 117,834,494 restricted shares of its common stock at $0.0001 to various officers, employees and parties related to them in consideration of satisfaction of $11,564 in outstanding payables and as compensation for future services in the amount of $4,734,814. Because the sale price was below the quoted stock price per share of between $0.04 and $0.05 per share at the time, the Company considered $4,729,633 as compensation expense and $5,181 as non-cash expense and recorded the amount as stock based compensation and miscellaneous expense respectively with a corresponding credit to additional paid-in- capital.

On September 26, 2012, the Company entered into a investment agreement with Kodiak Capital Group, LLC (“Kodiak”) whereby the company issued 2,000,000 shares of its common stock in exchange for an option to sell up to $2,000,000 worth of shares of the Company at a price equal to eighty percent (80%) of the lowest daily preceding five days Volume Weighted Average Price at the time of exercise and expires six months from inception. The Company recorded a stock subscription receivable (included in equity) in the amount of $100,000 which was determined to be the fair value of the option on September 26, 2012. On October 24, 2012, Kallo filed a prospectus relating to the resale of up to 50,000,000 shares of common stock issuable to Kodiak for investment banking services pursuant to an Investment Agreement dated September 26th, 2012.

The Investment Agreement will terminate when any of the following events occur:

•	Kodiak has purchased an aggregate of $2,000,000 of Kallo common stock or six (6) months after the effective date;
•	Kallo files or otherwise enters an order for relief in bankruptcy; or
•	Kallo common stock ceases to be registered under the Securities Exchange Act of 1934 (the “Exchange Act”).

On June 27, 2011, Kallo registered 10,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2011 Non-Qualified Stock Option Plan (the “2011 Plan”), to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.15. This 2011 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at December 31, 2012, 7,233,334 shares have been issued under this 2011 Non-Qualified Stock Option Plan, which is included in the 117,834,494 shares issued to employees and others for services mentioned above.

On September 6, 2012, Kallo registered 50,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2012 Non-Qualified Stock Option Plan (the “2012 Plan”) to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.04. This 2012 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at December 31, 2012, no shares have been issued under this 2012 Non-Qualified Stock Option Plan.

On February 1, 2012, the Board of Directors of the Company agreed to issue 500,000 common shares to Mansfield Corporation Inc. as partial payment for services under the contract with Kallo. However, on January 11, 2013, as a result of the Statement of Claim filed by Mansfield against Kallo (Note 13), the Board of Directors of the Company decided to cancel the shares issued to Mansfield and return the 500,000 common shares to treasury.

Stock Split

On February 8, 2008 the Board of Directors approved a three-for-one stock split effective February 25, 2008. All references in the consolidated financial statements and related notes related to the number of shares and per share amounts of the common stock have been retroactively restated to reflect the impact of this stock split.

NOTE 4 - WARRANTS	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
NOTE 4 – WARRANTS

Warrant activity for the years ended December 31, 2012 and 2011 are as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2010	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, December 31, 2011	1,580,000	$0.50
Granted	-
Balance, December 31, 2012	1,580,000	$0.50

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement was filed on October 24, 2012.

The value of the stock purchase warrants granted in 2010 was valued at $117,620 using the following assumptions and estimates in the Black-Scholes model: Expected life of 1.2 years, volatility of 100%, dividend yield of 0% and risk-free interest rate of 1.40%.

NOTE 5 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 5 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2012, 107,076,003 shares were issued to directors and officers of the Company and their family for a total amount of $4,313,040, of which $150,000 was contributed as cash by them and $4,163,040 was granted to them as stock-based compensation.

Included in short term loans payable is an amount due to a shareholder and director of the Company for the amount of $36,450 (2011 - $NIL) (See Note 11) and $9,856 (2011 - $NIL) due to another director and officer of the Company (See Note 11) and in accrued liabilities – other is an amount of $28,118 (2011 - $NIL) due to directors and officers of the Company as at December 31, 2012. Other receivables include an amount of $3,576 (2011 - $NIL) due from a director and officer of the Company as at December 31, 2012.

During the year ended December 31, 2011, 48,500,000 shares were issued to directors and officers of the Company for a total amount of $2,425,000, of which $4,850 was contributed as cash by the directors and officers and $2,420,150 was granted to them as stock-based compensation.

Transactions with related parties are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

NOTE 6 - EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – EQUIPMENT

	December 31, 2012	December 31, 2011

Computer equipment under capital lease	$223,683	$223,683
Nexus computer equipment under capital lease	42,023	42,023

Total Equipment	265,706	265,706
Less accumulated depreciation	(188,165)	(99,596)

Equipment – net	$77,541	$166,110

Depreciation expense for the years ended December 31, 2012, 2011 and period from December 12, 2006 (date of inception) to December 31, 2012 were $88,569, $85,296 and $195,880 respectively.

NOTE 7 - OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Dec. 31, 2012
Debt and Capital Leases Disclosures [Text Block]
NOTE 7 – OBLIGATIONS UNDER CAPITAL LEASES

	December 31, 2012	December 31, 2011

Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$21,688	$21,197
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	86,580	156,359
	108,268	177,556
Less: current portion	(108,268)	(94,377)
	$-	$83,179

Minimum lease payments on capital lease obligations are as follows:

2013	$108,540
108,540
Less: imputed interest	(272)
$108,268

NOTE 8 - ROPHE ACQUISITION	12 Months Ended
Dec. 31, 2012
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]
NOTE 8 – ROPHE ACQUISITION

On December 11, 2009, an agreement was entered into by the Company to acquire 100% of the issued and outstanding shares of Rophe Medical Technologies Inc. (“Rophe”) for cash consideration of $1,200,000 and 3,000,000 of the Company’s common shares valued at $0.122 per share for total purchase price of $1,565,000 (the “Rophe Acquisition”). The $1,200,000 was initially payable as follows: $50,000 within 30 days of the date of the agreement; $200,000 on March 31, 2010; $250,000 on April 30, 2010; $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. This transaction was closed on December 31, 2009.

Subsequently, the Rophe Acquisition payment terms were amended and 3,000,000 additional shares of restricted common stock were issued in 2009 as payment for $400,000 with the remaining cash consideration as follows: $35,000 by March 5, 2010, $65,000 by March 31, 2010, $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. As at December 31, 2012, there is a payable in the amount of $56,502. The 3,000,000 shares were considered issued as at the closing date of the acquisition and valued based on discounted market price per share at the date of acquisition and the total of 6,000,000 shares issued for the Rophe acquisition are restricted.

The total recorded acquisition price of $865,000 was allocated to the copyrights obtained in the acquisition as they were the only significant assets of Rophe, which did not have any operations. The Company has not recorded the remaining contingent payment of $700,000 due to the uncertainty of the launch of Projects 1, 2 and 3. According to the Canadian Intellectual Property laws in Canada, the life of a copyright is the author’s life, the remainder of the calendar year in which the author dies, and a period of 50 years following the end of that calendar year.  As a result, the useful life of the copyrights are determined to be indefinite are not amortized but subject to testing for impairment. The Company reviews the value of the copyrights on an annual basis to determine if the value has been impaired. Based on the remaining life of the copyrights and Management’s estimation of future profits, there was no impairment of copyrights as at December 31, 2012 and 2011.

NOTE 9 - LOAN PAYABLE	12 Months Ended
Dec. 31, 2012
Loan Payable
NOTE 9 – LOAN PAYABLE

As at December 31, 2012, a loan payable of $109,044 to an arm’s length party bears interest at 6% per annum, is unsecured and is payable in monthly installments of principal and interest in the amount of Canadian $7,232.50. Future scheduled repayments of principal are as follows:

Within one year	$109,044
$109,044

NOTE 10 - CONVERTIBLE PROMISSORY NOTE	12 Months Ended
Dec. 31, 2012
Convertible Promissory Note
NOTE 10 – CONVERTIBLE PROMISSORY NOTES

The convertible promissory notes are unsecured and bear interest at 3.25% per annum with all principal and accrued interest due and payable one year from the dates of execution of the Notes. The Notes are due as follows: $20,000 on April 23, 2013, $10,000 on July 5, 2013, $20,000 on August 22, 2013. The Holders may, in lieu of payment of the principal and interest, elect to convert such amount into common shares of the Company at the conversion price per share equal to 30% discount to the average of the previous three lowest trading days over the last 10 trading days prior to the Conversion Date. All shares converted on or after six months from the dates of execution of the notes shall be issued as free-trading, unrestricted shares. The Company may prepay these Notes at anytime without penalty and without the prior consent of the Holders.

At the commitment date, the Company elected to initially and subsequently measure in its entirety the convertible promissory notes at fair value by comparing the effective conversion price to the fair value of the Company’s stock. The Company recognized an initial fair value loss of $203,868 related to the debts on inception dates and recognized a gain of $53,101 related to change in fair values on the debts since their inception dates to December 31, 2012. The number of common shares indexed to the financial instruments used in the above calculation were 2,472,089 and 10,000,000 as at inception date and December 31, 2012 respectively.

Cash received from convertible promissory notes	$50,000
Fair value loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value	(53,101)
Fair value as at December 31, 2012	$200,767

NOTE 11 - SHORT TERM LOANS PAYABLE	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
NOTE 11 – SHORT TERM LOANS PAYABLE

On July 9, 2012, the Company issued a promissory note to a director agreeing to pay the principal amount of $30,000 plus interest at the rate of 6% per annum on July 31, 2012. Kallo did not pay on the due date and the director advanced a further $5,000 which is non-interest bearing, unsecured and has no fixed repayment date. The total amount of $36,450 remains outstanding as at December 31, 2012.

An officer and a stockholder have agreed to provide short term funding to the Company by paying some of its expenses. The advances are non-interest bearing, unsecured and have no fixed repayment dates. As at December 31, 2012, $9,856 was owing to the officer and the stockholder.

As at December 31, 2012, the balance of $18,977 represented short term funding provided by third parties which are non-interest bearing, unsecured and have no fixed repayment date.

NOTE 12 - INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
NOTE 12 – INCOME TAXES

The Company had no income taxes payable at December 31, 2012 and 2011.

The reconciliation of income tax provision computed at statutory rates to the reported income tax provision is as follows:

	Year ended December 31,
	2012	2011
Net loss for the year	$(7,003,791)	$(5,337,700)
Effective statutory rate	34%	34%
Expected tax recovery	$(2,381,289)	$(1,814,818)
Net effects of non deductible items	1,608,041	1,060,511
Valuation allowance	773,248	754,307
	$-	$-

Deferred income taxes reflect the net income tax effect of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and amounts used for income taxes. The Company’s deferred income tax assets and liabilities consist of the following:

	December 31,
	2012	2011
Net operating loss carry forward	$1,875,506	$984,718
Equipment	(153,616)	(31,190)
Valuation allowance	(1,721,889)	(953,528)
Net deferred tax assets	$-	$-

Net operating loss carry forwards totaled approximately $5,500,000 at December 31, 2012. The net operating loss carry forwards will begin to expire in the year 2026 if not utilized. After consideration of all the evidence, management has recorded a valuation allowance at December 31, 2012 due to uncertainty of realizing the deferred tax assets. Utilization of the Company’s net operating loss carry forwards may be limited based on changes in ownership as defined in Internal Revenue Code Section 382.

NOTE 13 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 13 – COMMITMENTS AND CONTINGENCIES

Commitments

Operating lease

The Company leases office facilities under non-cancelable operating leases. The Company’s obligations under non-cancelable lease commitments are as follows:

2013	$31,796
Total	$31,796

Capital lease

Minimum lease payments on capital lease obligations are as follows:

2013	$108,540
108,540
Less: imputed interest	(272)

$108,268

Software development

As discussed in Note 1, the Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market, of which $24,000 (2011 - $104,504) was paid in 2012. The remaining balance of $56,496 is due in 2013.

Contingencies

As of March 14, 2012, we settled our dispute with Leonard Steinmetz, our former treasurer, principal financial officer, principal accounting officer, and a member of the board of directors.  We agreed to resolve all of our differences by paying Mr. Steinmetz $130,000 in installments as follows:  $25,000, beginning eight days from the receipt from the Occupational and Safety Administration (“OSHA”) of its notice approving the withdrawal of Mr. Steinmetz’s OSHA complaint with prejudice; $10,000 to be paid on or before the last business day of each of the ten months following month of receipt of said notice from OSHA; and, a final installment of $5,000.00 or before the last business day of the eleventh month.  In addition, we agreed, that within 21 days of receipt of said notice from OSHA, we are to issue 500,000 restricted shares of our common stock to Mr. Steinmetz.  On May 2, 2012, the Occupational and Safety Administration approved Leonard Steinmetz’s withdrawal of his complaint against us.

On July 29, 2011, Watt International Inc. (“Watt”) commenced a third party claim against Kallo concerning monies that Kallo allegedly owed to Watt for branding and internet services provided by Watt to Kallo. Watt is seeking damages in the amount of Canadian $161,673.67 plus unspecified “special” damage. Management is of the opinion that Watt has charged Kallo for services that Watt did not perform, and that Watt has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof. Management is therefore unable to estimate the possible loss or range of loss in excess of the amounts accrued, if any.

On December 20, 2012, Mansfield Communications Inc. (Mansfield) filed a Statement of Claim against Kallo concerning monies allegedly owed by Kallo to Mansfield for media consultancy and communication services provided by Mansfield to Kallo. Mansfield is seeking damages in the amount of Canadian $191,246.11 plus unspecified “special” damage. As a result of the claim, on January 11, 2013, Kallo has cancelled 500,000 common shares previously issued to Mansfield as partial payment for services during 2012. On January 30, 2013, Kallo filed a Statement of Defense. Management is of the opinion that Mansfield has charged Kallo for services that Mansfield did not perform, and that Mansfield has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof. At this time, Management cannot assess the final outcome of this claim.

Contingent liability

The Company has calculated the estimated amount of withholding taxes on stock-based compensation based on valuation obtained from a third party. Should the amount payable be different from the estimated amount, the difference will be recorded in the period of payment. At this point, the Company cannot make an estimate of the potential loss that may arise from any liability for withholding taxes.

NOTE 14 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
NOTE 14 – SUBSEQUENT EVENTS

New contract

On November 20, 2012, Kallo signed a memorandum of understanding with the Ministry of Health of the Republic of Ghana for the supply and implementation of a National Mobile Care program with Mobile Clinics and Clinical Command Centers integrated with the existing healthcare system and improve the healthcare delivery services to the rural and remote population of Ghana at large for a total project cost for National implementation and Maintenance support for five years of US$158,500,000.

1.
The Ministry of Health of the Republic of Ghana and Kallo Inc. have agreed that a contract for the implementation of the Mobile Care projects will be signed when the following conditions have been satisfied:

a)	Approval of the Credit Agreement by the Cabinet and Parliament of Republic of Ghana and the relevant KALLO INC. for the implementation of the projects;

b)
Approval by the Ministry of Health of the detailed proposal for Mobile Care project submitted by Kallo Inc., dated 19 November 2012 which includes detailed technical specifications for the mobile clinics, training and maintenance support services.

c)	The training program will include a certification process for Kallo Inc., affiliated Canadian and United States Of America Medical Teaching University and Applied Science Colleges.

d)	Successful completion of “Value for Money” audit of the Contractor’s proposal and negotiations;

e)	Approval of the contract by the Public Procurement Authority of Ghana.

2.
That the National rollout overview and supply and training schedules will be mutually agreed, upon the acceptance of the indicative terms and condition of the loan by the Ministry of Finance and Economic Planning of the Republic of Ghana;

3.	That Kallo’s financial proposals attached herein to be used by the Ministry of Finance and Economic Planning for consideration and value for money assessment;

4.	That Party Kallo’s technical proposals shall be considered by a team of experts for assessment and negotiation

5.	Any disputes between the parties shall be resolved through negotiation and mediation by the appropriate authorities

6.
That within 30 days after the signing of the MOU, Party A shall notify Party B by a written document his requirements and specifications which shall include andnot be limited to the following information:

a)	Feasibility study report

b)	National geographic locations and demographic deployment schedules for Mobile Clinics and Clinical Command Centers

c)	Different functional requirements of Mobile clinics for both rural and urban locations

d)	Number of Mobile Clinics and Clinical Command Centers in each region

e)	Current standards for medical equipment in hospital in Ghana, for example: the standard of radiation control of X-ray machine

f)
Standards for electric appliances used in mobile clinics and for environmental protection, for example: power outlet and interface of electric appliances, busing standards for the protection for X -ray machine

g)	Standards for waste-water treatment, medical waste treatment, operating-room and supply room of the Mobile Clinic

h)	Human resources deployment in district level hospital for mobile clinic

i)	Standards for contagions diseases isolation and sterilization in Ghana

j)	Principal of accessory and spare-parts supply

k)	Principle of medical consumables and medical equipment consumables

Share issuance

On January 22, 2013 and March 12, 2013, the Company raised $230,000 by issuing 4,600,000 restricted shares of common stock, for which cash has been fully received as at March 12, 2013.

Cancellation of shares

As a result of the claim by Mansfield (Note 13), on January 11, 2013, Kallo has cancelled 500,000 common shares previously issued to Mansfield as partial payment for services during 2012. Since this result from conditions that existed before the balance sheet date, the cancellation of the shares have been recognized in these financial statements.

NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Text Block]
NOTE 15 – CORRECTION OF PRIOR PERIOD ERROR

During the year ended December 31, 2010, stock-based compensation expense related to shares issued to directors and officers of $3,373,650 was reduced by an amount of $604,774 owed to directors and officers, which was forgiven, resulting in net stock-based compensation of $2,768,878 recognized in stockholders’ equity (deficiency).

In accordance with ASC 470-50-40-2, which states that extinguishment transactions between related parties may in essence be capital transactions, the forgiveness of obligations due to directors and officers should have been presented as a contribution to capital in the statements of changes in stockholders’ equity and in the statements of cash flows as a non-cash financing transaction.

As this error was made in a reporting period prior to the comparative period, the Balance Sheet balances as at December 31, 2010 were restated as follows:

•	Additional Paid-In Capital was increased by $604,774 to record the forgiveness of obligations due to directors and officers which should have been treated as a capital transaction

•	Deficit accumulated during the development stage was increased by $604,774 to reverse the wrong entry made to stock-based compensation expense during 2010.

In addition, the Balance Sheet balances were still understated as at December 31, 2011, so this error resulted in the restatement of the following line items for the year ended December 31, 2011:

•	Additional Paid-In Capital was increased by $604,774

•	Deficit accumulated during the development stage was increased by $604,774

The section below shows the restatement of each line item affected by the error:

Restatement of financial statements as a result of correction of an error

December 31, 2010 comparative year

Financial statement line item (Balances affected)	Actual 2010	Correction of Error	Restated Actual 2010
Balance sheet (extract)
Shareholders’ Deficiency
Common stock	392		392
Additional paid-in capital	4,900,133	604,774	5,504,907
Deficit accumulated during the development stage	(4,419,498)	(604,774)	(5,024,272)
Total Stockholders’ Equity (Deficiency)	481,027	-	481,027

December 31, 2011 comparative year

Financial statement line item (Balances affected)	Actual 2011	Correction of Error	Restated Actual 2011
Balance sheet (extract)
Shareholders’ Deficiency
Common stock	1,131		1,131
Additional paid-in capital	8,862,522	604,774	9,467,296
Deficit accumulated during the development stage	(9,757,198)	(604,774)	(10,361,972)
Total Stockholders’ Deficiency	(893,545)	-	(893,545)

NOTE 4 - WARRANTS (Tables)	24 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	Activity for the years ended December 31, 2012 and 2011
		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2010	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, December 31, 2011	1,580,000	$0.50
Granted	-
Balance, December 31, 2012	1,580,000	$0.50

NOTE 6 - EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	December 31, 2012	December 31, 2011

Computer equipment under capital lease	$223,683	$223,683
Nexus computer equipment under capital lease	42,023	42,023

Total Equipment	265,706	265,706
Less accumulated depreciation	(188,165)	(99,596)

Equipment – net	$77,541	$166,110

NOTE 7 - OBLIGATIONS UNDER CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Capital Leased Assets [Table Text Block]
	December 31, 2012	December 31, 2011

Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$21,688	$21,197
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	86,580	156,359
	108,268	177,556
Less: current portion	(108,268)	(94,377)
	$-	$83,179

Description of Lessee Leasing Arrangements, Capital Leases
2013	$108,540
108,540
Less: imputed interest	(272)
$108,268

NOTE 9 - LOAN PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Repayments of Principal, in Canadian dollars
Within one year	$109,044
$109,044

NOTE 10 - CONVERTIBLE PROMISSORY NOTE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]	Payable April 23, 2013
Cash received from convertible promissory notes	$50,000
Fair value loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value	(53,101)
Fair value as at December 31, 2012	$200,767

NOTE 12 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2012	2011
Net loss for the year	$(7,003,791)	$(5,337,700)
Effective statutory rate	34%	34%
Expected tax recovery	$(2,381,289)	$(1,814,818)
Net effects of non deductible items	1,608,041	1,060,511
Valuation allowance	773,248	754,307
	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2012	2011
Net operating loss carry forward	$1,875,506	$984,718
Equipment	(153,616)	(31,190)
Valuation allowance	(1,721,889)	(953,528)
Net deferred tax assets	$-	$-

NOTE 13 - COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases of Lessee Disclosure [Table Text Block]
2013	$31,796
Total	$31,796

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2013	$108,540
108,540
Less: imputed interest	(272)

$108,268

NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Financial statement line item (Balances affected)	Actual 2011	Correction of Error	Restated Actual 2011
Balance sheet (extract)
Shareholders’ Deficiency
Common stock	1,131		1,131
Additional paid-in capital	8,862,522	604,774	9,467,296
Deficit accumulated during the development stage	(9,757,198)	(604,774)	(10,361,972)
Total Stockholders’ Deficiency	(893,545)	-	(893,545)

Financial statement line item (Balances affected)	Actual 2010	Correction of Error	Restated Actual 2010
Balance sheet (extract)
Shareholders’ Deficiency
Common stock	392		392
Additional paid-in capital	4,900,133	604,774	5,504,907
Deficit accumulated during the development stage	(4,419,498)	(604,774)	(5,024,272)
Total Stockholders’ Equity (Deficiency)	481,027	-	481,027

NOTE 1 - ORGANIZATION AND GOING CONCERN (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006
Research and Development Expense, Software (Excluding Acquired in Process Cost)				$ 213,000
Cumulative Earnings (Deficit)		17,401,262
Stock Issued During Period, Value, New Issues	$ 50	$ 2,629,497	$ 718,694	$ 170,050	$ 15,000	$ 172,625	$ 50

NOTE 2 - ACCOUNTING POLICIES AND OPERATIONS (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advertising Expense	$ 251,844	$ 396,858

NOTE 3 - STOCKHOLDERS' EQUITY (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						73 Months Ended
	Dec. 31, 2006	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Stock Issued During Period, Shares, New Issues (in Shares)							490,501	5,000,000
Stock Issued During Period, Shares, New Issues, Post Stock Split							$ 1,471,502	$ 15,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001				$ 0.00001	$ 0.00001
Stock Issued During Period, Value, New Issues	50		2,629,497	718,694	170,050	15,000	172,625	50
Sale of Stock, Price Per Share (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.15	$ 0.122	$ 0.083333		$ 0.0001
Stock Issued During Period, Shares, Acquisitions (in Shares)						6,000,000
Stock Issued During Period, Value, Acquisitions						765,300			765,300
Stock Issued During Period, Shares, Issued for Services (in Shares)			5,000,000	4,000,000	13,500,000	150,000
Stock Issued During Period, Value, Issued for Services			4,163,040	400		15,000
Equity Method Investment, Quoted Market Value			0.04	0.1		0.15			0.04
Additional Paid in Capital, Common Stock				4,850	1,350	7,500
Stock Issued During Period, Shares, Issued for Cash (in Shares)		4,600,000	52,589,910	13,604,132	1,133,664
Stock Issued During Period, Value, Issued for Cash		230,000	2,629,497	718,694	170,050
Units Issued During Period, Units, Issued for Cash					1,580,000
Units Issued During Period, Value, Issued for Cash					395,000
Exercise Price, Stock Purchase Warrant (in Dollars per share)					$ 0.5
Share-based Compensation			4,746,416	3,125,000	3,375,000	7,500			11,265,331
Stock Issued During Period, Value, Other				883,334
Issuance of Stock and Warrants for Services or Claims			35,427	49,434					84,861
Stock Issued During Period, Shares, Other (in Shares)				1,000,000
(in Shares)				70,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments				25,000
Stock Issued During Period, Value, Future Share-based Compensation			4,734,814
Other Noncash Expense			415,181	13,233					428,414
Stock Issued During Period, Shares, Issued to Kodiak Capital Group LLC			2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, 2011 Plan Number of Shares Authorized				10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average, 2011 Plan Exercise Price				0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number (in Shares)				7,233,334
Share-based Compensation Arrangement by Share-based Payment Award, 2012 Plan Number of Shares Authorized			50,000,000						50,000,000
Share-based Compensation Arrangement by Share-based Payment Award Options, Outstanding Weight Average, 2012 Plan Exercise Price			0.04						0.04
Stock Cancelled During Period, Shares, Returned to Treasury		$ 500,000	$ 500,000						$ 500,000

NOTE 4 - WARRANTS (Detail) (USD $)	12 Months Ended		24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Warrants Issued During Period, Value, New Issues (in Dollars)		$ 117,620	$ 117,620
Fair Value Assumptions, Expected Term	1 year 73 days
Fair Value Assumptions, Expected Volatility Rate	100.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Risk Free Interest Rate	1.40%

NOTE 4 - WARRANTS (Detail) - Warrants Activity (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 0.5	$ 0.5	$ 0.5

NOTE 5 - RELATED PARTY TRANSACTIONS (Detail) (USD $)	3 Months Ended	12 Months Ended				73 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Stock Issued During Period, Shares, Issued for Cash and Services		$ 107,076,003
Stock Issued During Period, Value, Issued for Cash	230,000	2,629,497	718,694	170,050
Stock Issued During Period, Value, Issued for Services		4,163,040	400		15,000
Due to Officers or Stockholders, Current		36,450				36,450
Due to Officers or Stockholders		9,856				9,856
Accounts Payable, Related Parties		28,118				28,118
Due from Officers or Stockholders		3,576				3,576
Stock Issued During Period, Shares, Issued for Services (in Shares)		5,000,000	4,000,000	13,500,000	150,000
Additional Paid in Capital, Common Stock			4,850	1,350	7,500
Share-based Compensation		$ 4,746,416	$ 3,125,000	$ 3,375,000	$ 7,500	$ 11,265,331

NOTE 6 - EQUIPMENT (Detail) (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Depreciation, Depletion and Amortization	$ 88,569	$ 85,296	$ 195,880

NOTE 6 - EQUIPMENT (Detail) - Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Computer equipment under capital lease	$ 223,683	$ 223,683
Nexus computer equipment under capital lease	42,023	42,023
Total Equipment	265,706	265,706
Less accumulated depreciation	(188,165)	(99,596)
Equipment – net	$ 77,541	$ 166,110

NOTE 7 - OBLIGATIONS UNDER CAPITAL LEASES (Detail) - Obligations Under Capital Leases (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$ 21,688	$ 21,197
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	86,580	156,359
	108,268	177,556
Less: current portion	(108,268)	(94,377)	108,540
		$ 83,179

NOTE 7 - OBLIGATIONS UNDER CAPITAL LEASES (Detail) - Minimum Lease Payments on Capital Lease Obligations (USD $)	Dec. 31, 2013
$ 108,540
Less: imputed interest	(272)
$ 108,268

NOTE 8 - ROPHE ACQUISITION (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Mar. 05, 2010	Jan. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Equity Method Investment, Ownership Percentage								100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid								$ 1,200,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration								3,000,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.15					$ 0.122	$ 0.083333
Business Acquisition, Cost of Acquired Entity, Purchase Price								1,565,000
Business Acquisition, Cost of Acquired Entity, Payment							50,000
Business Acquisition - Second Payment					200,000
Business Acquisition - Third Payment				250,000
Business Acquisition, Cost of Acquired Entity, Amended Purchase Price, Other Noncash Consideration								3,000,000
Business Acquisition - Amended Purchase Price - First Periodic Payment						35,000
Business Acquisition - Amended Purchase Price - Second Periodic Payment					65,000
Business Acquisition - Amended Purchase Price - Third Periodic Payment	56,502
Business Acquisition, Cost of Acquired Entity, Amended Purchase Price	865,000
Business Acquisition, Cost of Acquired Entity, Remaining Contingent Payment	$ 700,000

NOTE 9 - LOAN PAYABLE (Detail) (USD $)	3 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Debt Instrument, Face Amount	$ 109,044	$ 36,450
Debt Instrument, Periodic Payment, Interest	0.06
Debt Instrument, Periodic Payment	$ 7,232.5

NOTE 9 - LOAN PAYABLE (Detail) - Unsecured Loan (CAD)	12 Months Ended
Dec. 31, 2012
Within one year	109,044
109,044

NOTE 10 - CONVERTIBLE PROMISSORY NOTE (Detail) (USD $)	3 Months Ended	10 Months Ended	12 Months Ended				15 Months Ended	73 Months Ended
	Sep. 30, 2012	May 04, 2013	Aug. 21, 2013	Apr. 23, 2013	Apr. 22, 2013	Dec. 31, 2012	Jul. 22, 2013	Dec. 31, 2012
Debt Instrument, Convertible, Effective Interest Rate							3.25%
Proceeds from Convertible Debt		$ 10,000	$ 20,000		$ 20,000	$ 50,000
Derivative, Loss on Derivative	203,868
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 53,101					$ (150,767)		$ (150,767)
Common Stock, Conversion Basis				2,472,089		10,000,000

NOTE 10 - CONVERTIBLE PROMISSORY NOTE (Detail) - Convertible Promissory Notes (USD $)	3 Months Ended	10 Months Ended	12 Months Ended			73 Months Ended
	Sep. 30, 2012	May 04, 2013	Aug. 21, 2013	Apr. 22, 2013	Dec. 31, 2012	Dec. 31, 2012
Cash received from convertible promissory notes		$ 10,000	$ 20,000	$ 20,000	$ 50,000
Fair value loss on inception date					203,868
Fair value of convertible promissory notes on inception date					253,868	253,868
Change in fair value	53,101				(150,767)	(150,767)
Fair value as at December 31, 2012					$ 200,767	$ 200,767

NOTE 11 - SHORT TERM LOANS PAYABLE (Detail) (USD $)	6 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Notes Payable, Related Parties	$ 30,000
Debt Instrument, Interest Rate, Effective Percentage	6.00%
Debt Instrument, Increase (Decrease) for Period, Net	5,000
Debt Instrument, Face Amount	36,450	109,044
Due to Officers or Stockholders	9,856
Notes Payable	$ 18,977

NOTE 12 - INCOME TAXES (Detail) (USD $)	Dec. 31, 2012
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 5,500,000

NOTE 12 - INCOME TAXES (Detail) - Reconciliation of Income Tax Provision (USD $)	1 Months Ended	12 Months Ended						73 Months Ended
	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012
Net loss for the year	$ (18,500)	$ (7,003,791)	$ (5,337,700)	$ (3,662,252)	$ (440,374)	$ (65,770)	$ (232,602)	$ (17,401,262)
Effective statutory rate		34.00%	34.00%
Expected tax recovery		(2,381,289)	(1,814,818)
Net effects of non deductible items		1,608,041	1,060,511
Valuation allowance		$ 773,248	$ 754,307

NOTE 12 - INCOME TAXES (Detail) - Deferred Income Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carry forward	$ 1,875,506	$ 984,718
Equipment	(153,616)	(31,190)
Valuation allowance	$ (1,721,889)	$ (953,528)

NOTE 13 - COMMITMENTS AND CONTINGENCIES (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Mar. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Contractual Obligation		$ 158,500,000.1					$ 213,000
Payments to Acquire Software	56,496	24,000		104,504
Settlement of SalaryClaimbyPastOfficer		130,000
Settlement of Salary Claim by Past Officer Payment		5,000
Issuance of Restricted Shares in Settlement of Salary Claim by Past Officer (in Shares)		500,000	500,000
Loss Contingency, Damages Sought, Value (in Dollars)			191,246.11		161,673.67
Stock Cancelled During Period, Shares, Returned to Treasury		$ 500,000				$ 500,000

NOTE 13 - COMMITMENTS AND CONTINGENCIES (Detail) - Non-Cancelable Lease Commitments (USD $)	Dec. 31, 2013
2013	$ 31,796
Total	$ 31,796

NOTE 13 - COMMITMENTS AND CONTINGENCIES (Detail) - Minimum Lease Payments on Capital Lease Obligations (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2013	$ 108,540	$ (108,268)	$ (94,377)
	108,540
Less: imputed interest	(272)
	$ 108,268

NOTE 14 - SUBSEQUENT EVENTS (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual Obligation		$ 158,500,000.1		$ 213,000
Stock Issued During Period, Value, Issued for Cash	230,000	2,629,497	718,694	170,050
Stock Issued During Period, Shares, Issued for Cash (in Shares)	4,600,000	52,589,910	13,604,132	1,133,664
Stock Cancelled During Period, Shares, Returned to Treasury	$ 500,000	$ 500,000

NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR (Detail) (USD $)	12 Months Ended				73 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Share-based Compensation	$ 4,746,416	$ 3,125,000	$ 3,375,000	$ 7,500	$ 11,265,331
Adjustments to Additional Paid in Capital, Other			604,774
Net Share-based Compensation			$ 2,768,878

NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR (Detail) - Restatement of December 31, 2010 (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common stock	$ 1,131	$ 392
Common stock	1,131	392
Additional paid-in capital	8,862,522	4,900,133
Additional paid-in capital	604,774	604,774
Additional paid-in capital	9,467,296	5,504,907
Deficit accumulated during the development stage	(9,757,198)	(4,419,498)
Deficit accumulated during the development stage	(604,774)	(604,774)
Deficit accumulated during the development stage	(10,361,972)	(5,024,272)
Total Stockholders’ Equity (Deficiency)	(893,545)	481,027
Total Stockholders’ Equity (Deficiency)	$ (893,545)	$ 481,027

NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR (Detail) - Restatement of December 31, 2011 (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common stock	$ 1,131	$ 392
Common stock	1,131	392
Additional paid-in capital	8,862,522	4,900,133
Additional paid-in capital	604,774	604,774
Additional paid-in capital	9,467,296	5,504,907
Deficit accumulated during the development stage	(9,757,198)	(4,419,498)
Deficit accumulated during the development stage	(604,774)	(604,774)
Deficit accumulated during the development stage	(10,361,972)	(5,024,272)
Total Stockholders’ Deficiency	(893,545)	481,027
Total Stockholders’ Deficiency	$ (893,545)	$ 481,027